                     BBH BROAD MARKET FIXED INCOME PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                October 31, 2000

 Principal                                                          Maturity
   Amount                                                             Date        Interest Rate       Value
-----------                                                         --------      -------------    ------------
              Corporate Bonds (78.2%)
$   500,000      Abbey National Plc.                                10/26/29          7.950%       $    503,612
  3,500,000      Advanta Credit Card Master Trust*                  02/01/04          6.815           3,500,735
    535,000      Amerada Hess Corp.                                 10/01/29          7.875             536,026
  2,953,000      Americredit Automobile Receivables Trust           02/12/05          7.050           2,966,663
    400,000      Anheuser-Busch Co., Inc.                           09/15/08          5.650             363,521
    500,000      AXA Financial, Inc.                                08/01/10          7.750             506,983
  1,100,000      Bear Stearns Co., Inc.                             03/02/04          6.150           1,061,921
  2,000,000      Boeing Capital Corp.                               09/27/10          7.375           2,015,722
  4,000,000      California Infastructure                           09/25/05          6.280           3,965,200
  1,188,000      California Infastructure                           09/25/08          6.310           1,161,483
    363,000      Chase Funding Mortgage Loan                        08/25/15          7.166             362,076
  1,995,981      Chase Funding Mortgage Loan*                       10/25/30          6.840           1,994,700
    500,000      Chase Manhattan Bank-First Union National          07/15/09          7.439             509,136
    500,000      Citicorp                                           06/15/07          7.200             496,020
    500,000      Citigroup, Inc.                                    03/15/04          5.800             483,427
    900,000      Coca-Cola Enterprises                              09/30/09          7.125             889,158
    750,000      Conoco, Inc.                                       04/15/04          5.900             723,171
    580,000      Conoco, Inc.                                       04/15/29          6.950             539,224
    569,617      Contimortgage Home Equity Loan Trust               06/15/11          7.250             568,315
    205,000      CSXT Trade Receivables Master Trust                06/25/03          6.000             200,668
  1,425,000      Discover Card Master Trust                         07/15/07          6.850           1,423,979
    500,000      Discover Card Master Trust                         08/18/08          6.050             481,690
  1,100,000      Donaldson Lufkin Jenrett                           03/01/05          8.000           1,121,978
  4,000,000      First Chicago Master Trust*                        12/15/03          6.860           4,011,039
    426,906      First Security Automobile Owner Trust              06/16/03          5.580             424,973
  4,000,000      First USA Credit Card Master Trust*                08/15/03          6.995           4,006,320
  1,800,000      Ford Motor Credit Co.*                             04/15/04          6.570           1,802,578
    750,000      Ford Motor Credit Co.                              03/15/05          7.500             751,959
    250,000      General Electric Capital Corp.                     12/01/06          7.875             261,238
  1,500,000      General Motors Acceptance Corp.                    01/22/03          5.875           1,464,848
  3,000,000      General Motors Acceptance Corp.*                   07/25/13          6.620           3,000,000
    682,000      Goldman Sachs Group, Inc.                          05/15/09          6.650             640,037
    425,000      GTE Southwest, Inc.                                12/01/05          6.540             414,746
    750,000      JP Morgan & Co., Inc.                              02/25/04          5.750             720,409
  1,000,000      JP Morgan & Co., Inc.                              01/15/09          6.000             899,788
    856,342      Key Automobile Finance Trust                       04/15/04          6.400             854,595
    253,000      Lowe's Co., Inc.                                   06/01/10          8.250             262,425
  5,000,000      MBNA Master Credit Card Trust*                     10/15/03          6.881           5,009,900
  1,550,000      MBNA Master Credit Card Trust                      02/15/12          7.000           1,556,742
  1,230,000      Merrill Lynch & Co.                                02/12/03          6.000           1,205,808
    500,000      Money Store (The)                                  04/15/04          8.375             519,603
  1,175,000      Morgan Stanley Dean Witter                         01/15/03          7.125           1,181,904
    750,000      Nations Bank Corp.                                 07/15/04          6.125             724,651
    185,000      Northern States Power                              12/01/26          7.375             171,115

                     BBH BROAD MARKET FIXED INCOME PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                October 31, 2000

 Principal                                                          Maturity
   Amount                                                             Date        Interest Rate       Value
-----------                                                         --------      -------------    ------------
$ 1,500,000      Peco Energy Transition Trust                       03/01/10          7.650%       $  1,537,087
    287,000      PNC Funding Corp.                                  09/01/02          6.950             286,622
    220,000      Potomac Electric Power                             09/15/25          7.375             202,519
  1,477,000      PP&L Transition Bond Co.                           06/25/09          7.050           1,485,567
    650,000      Qwest Communications International, Inc.           11/01/08          7.500             642,587
    350,000      Residential Asset Securities Corp.                 10/25/25          7.710             354,232
  2,981,511      Residential Asset Securities Corp.*                09/25/31          6.850           2,979,322
    680,000      Royal Bank of Scotland                             02/01/11          6.375             605,310
    500,000      Salomon Brothers Mortgage Securities               12/18/09          7.520             510,711
    265,000      Sante Fe Pacific Corp.                             11/01/04          8.625             279,186
    500,000      Smithkline Beecham Corp.                           10/01/05          6.625             491,379
  2,400,000      Standard Credit Card Trust                         01/07/07          8.250           2,521,200
    430,000      Texaco Capital, Inc.                               10/01/06          8.250             460,843
    230,000      Texas Utilities Electric Co.                       04/01/24          7.875             222,865
    250,000      Time Warner Entertainment Co.                      09/01/08          7.250             248,288
    967,000      Toyota Motor Credit                                12/15/08          5.500             876,322
  1,000,000      United Technology Corp.                            11/15/04          6.625             993,932
    740,000      Verizon Communications                             04/15/06          6.360             711,769
  1,000,000      Wal-Mart Stores                                    08/10/04          6.550             990,937
    740,000      West Penn Funding, LLC                             12/26/05          6.630             741,517
    750,000      Worldcom, Inc.                                     08/15/05          6.400             721,259
  1,000,000      Worldcom, Inc.                                     05/15/06          8.000           1,025,107
                                                                                                   ------------
                                                                                                     75,148,647
                                                                                                   ------------
              Sovereign Governments (0.8%)
    380,000      Saskatchewan (Providence of)                       07/15/04          8.000             391,926
    400,000      Saskatchewan (Providence of)                       07/15/13          7.375             407,668
                                                                                                   ------------
                                                                                                        799,594
                                                                                                   ------------
              Government Agency (45.5%)
    367,456      Federal Home Loan Mortgage Corp.                   03/01/13          7.500             371,723
  1,753,027      Federal Home Loan Mortgage Corp.                   09/01/15          7.000           1,743,675
    753,260      Federal Home Loan Mortgage Corp.                   02/15/26          6.250             735,234
  1,355,000      Federal Home Loan Mortgage Corp.                   07/30/30          6.000           1,272,218
    392,891      Federal Home Loan Mortgage Corp.*                  08/15/08          9.000             402,073
     61,931      Federal National Mortgage Assoc.                   02/01/04          6.500              61,170
     76,213      Federal National Mortgage Assoc.                   09/01/12          9.500              79,702
    768,802      Federal National Mortgage Assoc.                   07/01/13          6.500             754,299
    108,401      Federal National Mortgage Assoc.                   01/01/17          9.000             112,457
    400,000      Federal National Mortgage Assoc.                   10/25/19          7.500             398,670
     23,958      Federal National Mortgage Assoc.                   03/25/21          7.500              23,831
  4,465,000      Federal National Mortgage Assoc.                   03/16/27          7.000           4,378,490
    226,884      Federal National Mortgage Assoc.                   09/01/27          8.500             232,445
    827,777      Federal National Mortgage Assoc.                   12/25/27          6.500             806,254
  7,400,000      Federal National Mortgage Assoc.                   04/06/28          8.000           7,494,813
  1,500,000      Federal National Mortgage Assoc.                   06/01/28          8.500           1,533,281
  1,500,000      Federal National Mortgage Assoc.                   12/31/28          6.000           1,443,750

                     BBH BROAD MARKET FIXED INCOME PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                October 31, 2000

 Principal                                                          Maturity
   Amount                                                             Date        Interest Rate       Value
-----------                                                         --------      -------------    ------------
$ 1,925,000      Federal National Mortgage Assoc.                   02/01/29          6.500%       $  1,851,008
  2,760,000      Federal National Mortgage Assoc.                   03/01/29          6.000           2,589,225
  1,929,360      Federal National Mortgage Assoc.                   09/01/29          6.500           1,855,480
  2,834,374      Federal National Mortgage Assoc.                   11/01/29          6.500           2,725,840
    749,578      Federal National Mortgage Assoc.                   01/01/30          7.500             748,922
    500,000      Federal National Mortgage Assoc.                   05/15/30          7.250             528,471
  1,024,238      Federal National Mortgage Assoc.                   09/01/30          7.500           1,022,814
    128,671      Government National Mortgage Assoc.                08/15/07          7.500             130,978
      4,301      Government National Mortgage Assoc.                11/15/09         10.000               4,536
     62,722      Government National Mortgage Assoc.                05/15/20          9.000              65,552
     73,228      Government National Mortgage Assoc.                09/15/20          9.500              76,878
    230,048      Government National Mortgage Assoc.                06/15/23          7.000             227,838
  1,365,000      Government National Mortgage Assoc.                04/07/28          8.000           1,387,608
  2,820,000      Government National Mortgage Assoc.                06/01/28          7.500           2,829,694
  5,400,000      U.S. Treasury Bill**                               12/21/00          6.158           5,352,226
    500,000      U.S. Treasury Bill**+                              03/15/01          6.160             489,079
      5,389      U.S. Treasury Tips                                 07/15/02          3.625               5,399
                                                                                                   ------------
                                                                                                     43,735,633
                                                                                                   ------------

TOTAL INVESTMENTS (identified cost $119,232,532) (a) ...........................      124.5%        119,683,874
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .................................      (24.5)        (23,521,199)
                                                                                     --------------------------
NET ASSETS .....................................................................      100.0%       $ 96,162,675
                                                                                     ==========================

----------
(a) The aggregate cost for federal income tax purposes is $119,232,532, the aggregate gross unrealized appreciation is $533,747, and the aggregate gross unrealized depreciation is $82,405, resulting in net unrealized appreciation of $451,342.

* Variable Rate Instrument. Interest rates change on a specific date (such as a coupon or interest payment date). The interest rate shown represents the October 31, 2000 coupon rate.

**    Rate shown is the yield to maturity at the time of purchase.

+     Security held as collateral on futures contracts.

   The accompanying notes are an integral part of these financial statements.

                     BBH BROAD MARKET FIXED INCOME PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                                October 31, 2000

ASSETS:
  Investments in securities, at value (identified
    cost $119,232,532) ......................................       $119,683,874
  Cash ......................................................            869,661
  Receivables for:
    Investments sold ........................................          7,987,499
    Interest ................................................            889,542
    Swap agreement ..........................................             16,333
                                                                    ------------
       Total Assets .........................................        129,446,909
                                                                    ------------

LIABILITIES:
  Payables for:
    Investments purchased ...................................         32,699,659
    Withdrawals .............................................            500,000
    Unrealized loss on swap .................................             25,000
    Expense payment fee .....................................             54,182
    Administration fee ......................................              5,393
                                                                    ------------
       Total Liabilities ....................................         33,284,234
                                                                    ------------
NET ASSETS ..................................................       $ 96,162,675
                                                                    ============

   The accompanying notes are an integral part of these financial statements.

                     BBH BROAD MARKET FIXED INCOME PORTFOLIO
                             STATEMENT OF OPERATIONS
         For the period from July 20, 2000 (Commencement of Operations)
                              to October 31, 2000

NET INVESTMENT INCOME:
  Income:
    Interest (Net of foreign withholding tax of $5,679) .........     $1,234,661
    Swap agreement ..............................................         16,333
    Other .......................................................        185,966
                                                                      ----------
       Income ...................................................      1,436,960
                                                                      ----------
  Expenses:
    Expense payment fee .........................................         75,947
    Administrative fee ..........................................          9,301
                                                                      ----------
       Total Expenses ...........................................         85,248
                                                                      ----------
       Net Investment Income ....................................      1,351,712
                                                                      ----------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments ................................        219,233
Net change in unrealized appreciation on investments,
  futures contracts and swap agreement ..........................        433,998
                                                                      ----------
  Net Realized and Unrealized Gain ..............................        653,231
                                                                      ----------
Net Increase in Net Assets Resulting from Operations ............     $2,004,943
                                                                      ==========

   The accompanying notes are an integral part of these financial statements.

                     BBH BROAD MARKET FIXED INCOME PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                             For the period from
                                                                July 20, 2000
                                                              (Commencement of
                                                                Operations) to
                                                               October 31, 2000
                                                             -------------------

INCREASE IN NET ASSETS:
  Operations:
    Net investment income ................................      $  1,351,712
    Net realized gain on investments .....................           219,233
    Net change in unrealized appreciation on
      investments, futures contracts and
      swap agreement .....................................           433,998
                                                                ------------
      Net increase in net assets resulting
        from operations ..................................         2,004,943
                                                                ------------
  Capital Transactions:
    Proceeds from contributions ..........................        97,614,732
    Fair value of withdrawals ............................        (3,457,000)
                                                                ------------
      Net increase in net assets resulting from
        capital transactions .............................        94,157,732
                                                                ------------
        Total increase in net assets .....................        96,162,675

NET ASSETS:
  Beginning of period ....................................                --
                                                                ------------
  End of period ..........................................      $ 96,162,675
                                                                ============

   The accompanying notes are an integral part of these financial statements.

                     BBH BROAD MARKET FIXED INCOME PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                                                             For the period from
                                                                July 20, 2000
                                                              (Commencement of
                                                               Operations) to
                                                              October 31, 2000
                                                             -------------------
Total Return ...............................................          2.68%

Ratios/Supplemental Data:
  Net assets, end of period (000's omitted) ................    $   96,163

  Expenses as a percentage of average net assets(2) ........          0.40%(1)

  Ratio of net investment income to average net assets .....          6.19%(1)

  Portfolio turnover rate ..................................           209%

----------
(1)   Annualized.

(2) Had the expense payment agreement not been in place, the ratio of expenses to average net assets and total return would have been as follows:

        Ratio of expenses to average net assets ............          0.57%(1)
        Total Return .......................................          2.51%

   The accompanying notes are an integral part of these financial statements.

                     BBH BROAD MARKET FIXED INCOME PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS

      1. Organization and Significant Accounting Policies. BBH Broad Market Fixed Income Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which was organized as a trust under the laws of the State of New York on August 15, 1994. The Portfolio commenced operations on July 20, 2000. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

            Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Portfolio's Board of Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Portfolio was more than 60 days, unless this is determined not to represent fair value by the Board of Trustees.

            B. Accounting for Investments. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium amortization on the investments of the Portfolio.

            C. Federal Income Taxes. The Portfolio is treated as a partnership for Federal Income tax purposes and its operations are conducted in such a way that it is not to be considered engaged in a U.S. trade or business for U.S. tax purposes. It is intended that the Portfolio's assets will be managed in such a way that an Investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is necessary.

            D. Swap Agreement. The Portfolio may enter into swap agreements. A swap is an exchange of cash payments between the Portfolio and another party which is based on a specific financial index. Cash payments are exchanged at specified intervals and the expected income or expense is recorded on an accrual basis. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into

                             BBH BROAD MARKET FIXED
           INCOME PORTFOLIO NOTES TO FINANCIAL STATEMENTS (continued)

      these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Portfolio may use swaps for both hedging and non-hedging purposes. For hedging purposes, the Portfolio may use swaps to reduce its exposure to interest and foreign exchange rate fluctuations. For non-hedging purposes, the Portfolio may use swaps to take a position on anticipated changes in the underlying financial index.

      2. Transactions with Affiliates.

      Investment Advisory Fee. The Portfolio has an investment advisory agreement with Brown Brothers Harriman (the "Adviser") for which the Adviser receives a fee calculated and paid monthly at an annual rate equivalent to 0.30% of the Portfolio's average daily net assets.

      Administrative Fee. The Portfolio has an administration agreement with Brown Brothers Harriman (the "Administrator") for which the Administrator receives a fee from the Portfolio calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. The Administrator has a subadministration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the period ended October 31, 2000, the Portfolio incurred $9,301 for administrative services.

      Custody Fee. The Portfolio has a custody agreement with Brown Brothers Harriman (the "Custodian") for which the Custodian receives a fee calculated and paid monthly. Custody fees for the Portfolio were reduced by $466 as a result of an expense offset arrangement with the Portfolio's custodian.

      Expense Payment Fee. Brown Brothers Harriman Trust Company, LLC pays certain expenses of the Portfolio and receives a fee from the Portfolio, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 0.40% of the Portfolio's average daily net assets. For the period ended October 31, 2000, Brown Brothers Harriman Trust Company, LLC incurred $125,223 in expenses, including investment advisory fees of $65,483 and custody fees of $21,623 on behalf of the Portfolio. The expense reimbursement agreement will terminate when the aggregate amount of fees received by Brown Brothers Harriman Trust Company, LLC thereunder equals the aggregate amount of expenses paid by Brown Brothers Harriman Trust Company, LLC.

      3. Investment Transactions. For the period ended October 31, 2000, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $226,278,306 and $170,635,837, respectively.

      4. Financial Futures Contracts. As of October 31, 2000, the Portfolio held open futures contracts. The contractual amount of the futures contracts represents the investment the Portfolio has in a particular contract and does not necessarily represent the amounts potentially subject to risk. The measurement of risk associated with futures contracts is meaningful only when all related and offsetting transactions are considered. A summary of obligations under open futures contracts at October 31, 2000, is as follows:

                     BBH BROAD MARKET FIXED INCOME PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (continued)

                                                                    Unrealized
                                                   Base Contract   Appreciation
Position  Expiration Date  Contracts      Bond         Value      (Depreciation)
--------  ---------------  ---------  -----------  -------------  --------------
 Long      December 2000      100     US Treasury    9,984,375        28,750
 Short     December 2000      50      US Treasury    5,035,156       (21,094)
                                                                  --------------
                                                                       7,656
                                                                  --------------

As of October 31, 2000, the Portfolio had segregated sufficient cash and/or securities to cover the initial margin requirements on open futures contracts.

      5. Swap Agreement. At October 31, 2000, the Portfolio had the following open swap agreement:

                                                                 Unrealized
Notional Amount                   Description                   Depreciation
---------------     ----------------------------------------    ------------

                    Agreement with Goldman Sachs terminating
                    April 1, 2001 to pay 1 month LIBOR minus
                    10 basis points monthly and to receive
                    the return on the Commercial Mortgage
  $5,000,000        Bond Securities Index monthly                 $25,000

LIBOR - London Interbank Offer Rate

[Letterhead of Deloitte & Touche LLP]

                                                                 [LOGO] Deloitte
                                                                        & Touche

                          INDEPENDENT AUDITORS' REPORT

Board of Trustees and Investors
BBH Broad Market Fixed Income Portfolio:

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of BBH Broad Market Fixed Income Portfolio as of October 31, 2000, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from July 20, 2000 (Commencement of Operations) to October 31, 2000. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 2000 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of BBH Broad Market Fixed Income Portfolio at October 31, 2000, the results of its operations, the changes in its net assets, and its financial highlights for the period then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 22, 2000